FEDERATED UTILITY FUND II
(A Portfolio of Federated Insurance Series)
Supplement to Statement of Additional Information dated April 23, 1998

Please add the following after the section entitled "Restricted and Illiquid Securities" in the current Statement of Additional Information:

"EURO

On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. The countries participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. If the Fund holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

 The process to establish the Euro may result in market volatility. The possible impact of the Euro on the business or financial condition of European issuers or on the Fund cannot be determined with certainty at this time. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to:

       address all Euro-related changes to enable the Fund to process transactions accurately and completely with minimal disruption to business activities and obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers.

At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund."



                                                      November 25,  1998

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 313916108
020317 (11/98)



FEDERATED UTILITY FUND II
(A Portfolio of Federated Insurance Series)
Supplement to Combined Statement of Additional Information dated April 23, 1998

Please add the following under the sub-section entitled "Federated Utility Fund II" on page 6 in the current Statement of Additional Information:

"EURO

On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. The countries participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. If the Fund holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

 The process to establish the Euro may result in market volatility. The possible impact of the Euro on the business or financial condition of European issuers or on the Fund cannot be determined with certainty at this time. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to:

       address all Euro-related changes to enable the Fund to process transactions accurately and completely with minimal disruption to business activities and obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers.

At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund."



                                                      November 25,  1998

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 313916108
020326 (11/98)









FEDERATED INTERNATIONAL EQUITY FUND II (A Portfolio of Federated Insurance Series) Supplement to Prospectus dated April 23, 1998

Please add the following after the section entitled "Currency Risks" in the current prospectus:

"EURO

On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. The countries participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. If the Fund holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

The process to establish the Euro may result in market volatility. The possible impact of the Euro on the business or financial condition of European issuers or on the Fund cannot be determined with certainty at this time. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to:

       address all Euro-related changes to enable the Fund to process transactions accurately and completely with minimal disruption to business activities and obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers.

At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund."



                                                      November 25,  1998

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 313916801
020318 (11/98)








FEDERATED INTERNATIONAL EQUITY FUND II
 (A Portfolio of Federated Insurance Series)
Supplement to Combined Prospectus dated April 23, 1998

Please add the following after the section entitled "Currency Risks" in the current prospectus:

"EURO

On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. The countries participating in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. If the Fund holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

The process to establish the Euro may result in market volatility. The possible impact of the Euro on the business or financial condition of European issuers or on the Fund cannot be determined with certainty at this time. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to:

       address all Euro-related changes to enable the Fund to process transactions accurately and completely with minimal disruption to business activities and obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers.

At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund."


                                                      November 25,  1998

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com
Cusip 313916801
020319 (11/98)